Advances to Suppliers, Net (Details) - Schedule of Advances to Suppliers - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Advances to Suppliers [Abstract]
Raw material prepayments for equipment production	$ 572,365	$ 309,121
Advances to construction subcontractors	10,298,127	4,986,131
Total:	10,870,492	5,295,252
Less: allowances for credit losses	(3,066)	(3,138)
Advances to suppliers, net, third parties	$ 10,867,426	$ 5,292,114